Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
Transfer of liabilities from level 1 to level 2	$ 0	$ 0
Transfer of liabilities from level 2 to level 1	$ 0	$ 0